Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	Barings Funds Trust
Entity Central Index Key	0001577579
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 20, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020